Marketable Securities And Short Term Investments (Schedule Of Gross Unrealized Losses On Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses, Total	$ (17)	$ (199)
Fair value, Total	2,918	7,685
Corporate Debentures- Current [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses, Total	(17)	(191)
Fair value, Total	2,918	6,930
US Agency And Other Governmental Debentures- Current [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses, Total		(8)
Fair value, Total		$ 755